Document and Entity Information Document	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	BOISE CASCADE Co
Entity Central Index Key	0001328581
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Pre-Effective Amendment Number	1
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Amendment Flag	true
Amendment Description	The XBRL files are amended to supply the combined financial statements of Chester Wood Products LLC and Moncure Plywood LLC. No changes have been made to the consolidated financial statements of Boise Cascade Company previously provided.
Entity Current Reporting Status	Yes